RELATED PARTIES - Additional Information (Details) - Unsecured Revolving Credit Facility (due 2021) - BPI France - EUR (€) € in Millions			12 Months Ended
	May 28, 2018	Mar. 28, 2018	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Term of credit facility	3 years
Borrowing capacity		€ 10	€ 7